FOR USE BY BANKS ONLY
                                                                May 27, 1999



              DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

                Supplement to Prospectus Dated March 1, 1999


     All mutual fund shares involve certain investment risks, including the possible loss of principal.



                                                       762s0599